UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10427
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                            (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
RiverSource Partners International Select Growth Fund
July 31, 2011(Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (93.5%)(c)

Issuer	Shares		Value(a)
Australia (1.7%)
Cochlear Ltd.	24,810		$1,930,530
SAI Global Ltd.	330,000		1,635,048
Seek Ltd.	60,000		435,419
UGL Ltd.	131,813		1,941,237

Total			5,942,234

Belgium (0.8%)
Eurofins Scientific	25,400		2,291,347
EVS Broadcast Equipment SA	9,200		579,277

Total			2,870,624

Bermuda (0.2%)
Textainer Group Holdings Ltd.	33,032		857,180

Brazil (3.2%)
Localiza Rent a Car SA	228,300		3,680,240
Mills Estruturas e Servicos de Engenharia SA	159,300		2,170,428
MRV Engenharia e Participacoes SA	180,500		1,327,985
Multiplus SA	63,000		1,090,724
Natura Cosmeticos SA	69,000		1,562,105
PDG Realty SA Empreendimentos e Participacoes	233,600		1,229,117

Total			11,060,599

Canada (5.8%)
AG Growth International, Inc.	28,700		1,346,312
Alliance Grain Traders, Inc.	37,300		986,520
Baytex Energy Corp. Unit	30,477	(b,d)	1,701,124
Black Diamond Group Ltd.	28,988		967,834
Canacol Energy Ltd.	534,000	(b)	564,488
CCL Industries, Inc., Class B	77,383		2,624,114
Celtic Exploration Ltd.	8,500	(b)	214,580
Crew Energy, Inc.	29,100	(b)	462,944
DeeThree Exploration Ltd.	239,400	(b)	937,104
Eacom Timber Corp.	420,000	(b)	138,469
Horizon North Logistics, Inc.	117,514		595,288
Ivanhoe Mines Ltd.	102,266	(b)	2,679,971
Madalena Ventures, Inc.	400,000	(b)	322,361
Onex Corp.	32,100		1,203,435
Pan Orient Energy Corp.	95,096	(b)	436,937
ShawCor Ltd., Class A	90,747		2,849,348
Southern Arc Minerals, Inc.	352,500	(b)	586,608
Sterling Resources Ltd.	175,000	(b)	252,760
Tahoe Resources, Inc.	36,400	(b)	744,801

Total			19,614,998

Issuer	Shares		Value(a)
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR	18,049		1,160,912

China (3.6%)
51job, Inc., ADR	13,100	(b)	865,255
China Communications Services Corp., Ltd., Series H	1,636,200		825,347
China Yurun Food Group Ltd.	572,000		1,795,288
ENN Energy Holdings Ltd.	340,000		1,147,476
Jiangsu Expressway Co., Ltd., Series H	1,174,000		1,128,323
New Oriental Education & Technology Group, ADR	12,000	(b)	1,532,760
Noah Holdings Ltd., ADR	30,500	(b)	403,210
Want Want China Holdings Ltd.	1,249,000		1,111,494
Zhaojin Mining Industry Co., Ltd., Series H	1,714,000		3,411,859
Zuoan Fashion Ltd., ADR	43,500	(b)	170,085

Total			12,391,097

Czech Republic (0.4%)
Komercni Banka AS	6,468		1,445,112

Denmark (1.2%)
Novozymes A/S, Series B	16,248		2,649,745
SimCorp A/S	8,282		1,533,452

Total			4,183,197

Finland (0.5%)
Poyry OYJ	23,885		318,288
Stockmann OYJ Abp, Series B	51,339		1,349,972

Total			1,668,260

France (3.6%)
Hi-Media SA	108,104	(b)	564,537
Mersen	29,705		1,605,272
Neopost SA	36,000		2,876,732
Norbert Dentressangle SA	11,400		1,333,385
Pierre & Vacances	19,200		1,517,870
Rubis	26,460		1,544,018
Saft Groupe SA	47,900		1,557,566
Teleperformance	57,200		1,473,647

Total			12,473,027

Germany (3.7%)
CTS Eventim AG	42,092		1,537,452
Deutsche Beteiligungs AG	20,086		533,217
Duerr AG	22,300		996,441
ElringKlinger AG	29,900		893,636
Rational AG	7,293		1,975,097
Rheinmetall AG	33,400		2,795,594
Rhoen Klinikum AG	77,525		1,931,936
Wirecard AG	112,541		1,934,269

Total			12,597,642

Greece (0.2%)
Intralot SA-Integrated Lottery Systems & Services	384,900		702,389

Issuer	Shares		Value(a)
Hong Kong (4.1%)
AMVIG Holdings Ltd.	421,800		259,205
Hong Kong Exchanges and Clearing Ltd.	40,000		825,177
Lifestyle International Holdings Ltd.	956,000		3,122,143
Melco Crown Entertainment Ltd., ADR	371,700	(b)	5,623,821
MGM China Holdings Ltd.	625,000	(b)	1,395,349
REXLot Holdings Ltd.	13,000,000		1,064,733
SA SA International Holdings Ltd.	1,858,000		1,471,803
Wasion Group Holdings Ltd.	1,067,800		507,018

Total			14,269,249

India (2.5%)
Asian Paints Ltd.	17,000		1,202,842
Infrastructure Development Finance Co., Ltd.	206,000		586,267
Jain Irrigation Systems Ltd.	455,940		1,794,604
Manappuram Finance Ltd.	682,000		847,498
Mundra Port and Special Economic Zone Ltd.	446,000		1,446,548
REI Agro Ltd.	1,623,100		1,052,315
S Kumars Nationwide Ltd.	509,600	(b)	636,601
Shriram Transport Finance Co., Ltd.	41,700		602,764
United Breweries Ltd.	41,500		471,554

Total			8,640,993

Indonesia (—%)
Ace Hardware Indonesia Tbk PT	414,300		161,408

Ireland (0.8%)
Paddy Power PLC	21,042		1,027,091
United Drug PLC	547,152		1,836,503

Total			2,863,594

Israel (0.7%)
Israel Chemicals Ltd.	153,478		2,580,509

Italy (1.9%)
Ansaldo STS SpA	128,983		1,246,579
CIR — Compagnie Industriali Riunite SpA	708,300		1,658,738
Geox SpA	210,000		1,078,952
Terna Rete Elettrica Nazionale SpA	330,100		1,496,824
Tod’s SpA	7,900		1,057,127

Total			6,538,220

Japan (16.3%)
Advance Residence Investment Corp.	780		1,641,677
Aeon Delight Co., Ltd.	98,000		2,163,026
Aeon Mall Co., Ltd.	30,874		793,824
Ain Pharmaciez, Inc.	37,492		1,533,475
Asahi Diamond Industrial Co., Ltd.	72,200		1,707,439
Asics Corp.	193,800		2,938,614
Daiseki Co., Ltd.	62,700		1,236,177
Fukuoka REIT Co.	149		1,154,491
Glory Ltd.	51,862		1,212,929
Gree, Inc.	71,900		1,646,426
Hamamatsu Photonics KK	37,600		1,691,952
Hoshizaki Electric Co., Ltd.	83,000		1,883,984
Ibiden Co., Ltd.	43,444		1,314,764
Icom, Inc.	35,800		925,767
Japan Airport Terminal Co., Ltd.	88,400		1,134,997

Issuer	Shares		Value(a)
Jupiter Telecommunications Co., Ltd.	1,276		1,486,188
Kakaku.com, Inc.	30,600		1,210,410
Kamigumi Co., Ltd.	174,000		1,732,152
Kansai Paint Co., Ltd.	401,600		3,708,683
Kintetsu World Express, Inc.	46,051		1,580,234
Kuraray Co., Ltd.	104,800		1,582,162
MISUMI Group, Inc.	11,700		326,558
Miura Co., Ltd.	31,250		899,995
Mori Hills REIT Investment Corp.	205		687,562
Nakanishi, Inc.	16,262		1,690,010
Nippon Sheet Glass Co., Ltd.	380,000		1,211,991
Orix JREIT, Inc.	340		1,873,448
Osaka Securities Exchange Co., Ltd.	271		1,354,181
Pigeon Corp.	23,300		894,606
Seven Bank Ltd.	1,115		2,293,772
Shimadzu Corp.	127,000		1,178,319
Shinsei Bank Ltd.	1,359,800		1,726,409
Sintokogio Ltd.	95,253		989,703
Start Today Co., Ltd.	51,700		1,288,654
Torishima Pump Manufacturing Co., Ltd.	71,363		1,125,668
Tsumura & Co.	41,904		1,371,586
Ushio, Inc.	68,600		1,290,261
Wacom Co., Ltd.	1,248		1,410,763

Total			55,892,857

Luxembourg (1.0%)
GlobeOp Financial Services SA	199,500		1,444,140
L’Occitane International SA	674,150	(b)	1,854,185

Total			3,298,325

Malaysia (0.1%)
PureCircle Ltd.	218,348	(b)	401,417

Malta (0.2%)
Unibet Group PLC, SDR	32,200	(b)	715,635

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	30,797		1,836,117

Mongolia (0.4%)
Mongolian Mining Corp.	1,239,000	(b)	1,519,721

Netherlands (6.6%)
Aalberts Industries NV	121,986		2,376,549
Arcadis NV	69,222		1,631,751
Core Laboratories NV	12,084		1,313,289
Fugro NV-CVA	41,635		3,209,484
Gemalto NV	42,400		2,020,052
Imtech NV	81,903		2,641,911
Koninklijke Ten Cate NV	75,588		2,630,746
Koninklijke Vopak NV	58,627		2,926,008
Unit 4 NV	78,450		2,602,618
USG People NV	65,037		972,761

Total			22,325,169

Issuer	Shares		Value(a)
Norway (0.3%)
Atea ASA	108,612		1,116,620

Philippine Islands (0.3%)
International Container Terminal Services, Inc.	65,400		84,643
Manila Water Co., Inc.	185,300		86,890
SM Prime Holdings, Inc.	2,704,000		740,365

Total			911,898

Portugal (0.4%)
REN — Redes Energeticas Nacionais SA	386,400		1,272,993

Russia (0.2%)
Mail.ru Group Ltd., GDR	21,400	(b)	760,976

Singapore (5.1%)
Ascendas Real Estate Investment Trust	1,168,549		1,978,979
CDL Hospitality Trusts	1,221,400		2,108,293
Goodpack Ltd.	750,000		1,175,240
Hutchinson Port Holdings Trust Unit	1,800,000	(b)	1,368,000
Mapletree Commercial Trust	1,700,000	(b)	1,270,659
Mapletree Industrial Trust	1,965,000		1,995,323
Mapletree Logistics Trust	2,655,000		2,027,899
Olam International Ltd.	1,910,600		4,176,521
Singapore Exchange Ltd.	213,000		1,319,810

Total			17,420,724

South Africa (3.8%)
Adcock Ingram Holdings Ltd.	245,600		2,241,748
Coronation Fund Managers Ltd.	535,500		1,604,338
Mr Price Group Ltd.	244,284		2,691,496
Naspers Ltd., Series N	58,238		3,116,797
Northam Platinum Ltd.	306,900		1,701,460
RMI Holdings	942,400		1,749,990

Total			13,105,829

South Korea (1.5%)
MegaStudy Co., Ltd.	6,400		914,628
NHN Corp.	8,000	(b)	1,592,552
Woongjin Coway Co., Ltd.	68,800		2,656,318

Total			5,163,498

Spain (0.4%)
Red Electrica Corp. SA	24,582		1,338,795

Sweden (1.9%)
Hexagon AB, Series B	201,718		4,105,452
Orc Group AB	32,600	(d)	323,855
Sweco AB, Series B	206,411		2,050,527

Total			6,479,834

Switzerland (4.0%)
Aryzta AG	19,058		1,028,833
Bank Sarasin & Cie AG, Series B	38,226		1,617,338
Dufry Group	10,100	(b)	1,194,086
Geberit AG	9,855		2,325,544
Kuehne & Nagel International AG	17,271		2,414,535
Partners Group Holding AG	12,450		2,366,102
Sika AG	1,213		2,838,338

Total			13,784,776

Issuer	Shares		Value(a)
Taiwan (4.3%)
China Steel Chemical Corp.	276,900		1,575,345
Everlight Electronics Co., Ltd.	244,410		526,230
Far EasTone Telecommunications Co., Ltd.	1,460,000		2,414,255
Formosa International Hotels Corp.	70,808		1,188,444
President Chain Store Corp.	330,700		2,115,752
Simplo Technology Co., Ltd.	364,980		3,145,612
Sinyi Realty Co.	86,760		165,708
St. Shine Optical Co., Ltd.	95,600		1,474,426
Taiwan Hon Chuan Enterprise Co., Ltd.	411,000		1,235,814
Tripod Technology Corp.	268,000		1,064,165

Total			14,905,751

Thailand (0.4%)
Home Product Center PCL	4,889,500		1,505,613

United Kingdom (6.6%)
Abcam PLC	150,000	(b)	984,871
Archipelago Resources PLC	1,418,180	(b)	1,769,184
Chemring Group PLC	288,674	(b)	2,596,154
Cobham PLC	308,000		1,026,646
Flybe Group PLC	73,000	(b)	212,092
Intertek Group PLC	111,200		3,491,173
Jardine Lloyd Thompson Group PLC	165,600		1,743,848
KESA Electricals PLC	490,000		1,047,150
Next PLC	30,900		1,201,107
Petropavlovsk PLC	104,900		1,370,046
Premier Oil PLC	129,102	(b)	856,742
Rotork PLC	36,095		936,300
Serco Group PLC	165,000		1,459,816
Shaftesbury PLC	52,400		438,668
Smith & Nephew PLC	86,527		910,217
Tullow Oil PLC	36,681		736,918
Workspace Group PLC	3,798,850		1,688,053

Total			22,468,985

United States (4.0%)
Alexion Pharmaceuticals, Inc.	43,644	(b)	2,478,979
Atwood Oceanics, Inc.	67,591	(b)	3,156,500
BioMarin Pharmaceutical, Inc.	66,594	(b)	2,079,731
Bristow Group, Inc.	20,759		1,006,396
Central European Distribution Corp.	10,630	(b)	102,898
FMC Technologies, Inc.	34,939	(b)	1,593,218
Gulf United Energy, Inc., PIPE	1,333,000	(b)	419,895
Oil States International, Inc.	13,271	(b)	1,070,970
World Fuel Services Corp.	48,743		1,834,199

Total			13,742,786

Total Common Stocks (Cost: $262,284,022)			$321,989,563

Preferred Stocks (0.6%)(c)

Issuer	Shares		Value(a)
Brazil
Suzano Papel e Celulose SA	315,225	(b)	$2,091,540

Total Preferred Stocks (Cost: $2,766,553)			$2,091,540

Rights (—%)(c)

Issuer	Shares		Value(a)
Taiwan
Taiwan Hon Chuan Enterprise Co., Ltd.	27,030	(b)	$22,685

Total Rights (Cost: $—)			$22,685

Money Market Fund (4.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.162%	17,041,833	(e)	$17,041,833

Total Money Market Fund (Cost: $17,041,833)			$17,041,833

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (0.6%)(f)
Credit Suisse Securities (USA) LLC dated 07-29-11, matures 08-01-11, repurchase price $2,050,037	0.180%	$2,050,006	$2,050,006
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $2,050,006)			$2,050,006

Total Investments in Securities (Cost: $284,142,414)(g)			$343,195,627

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of net
Industry	assets		Value(a)

Aerospace & Defense	1.0%		$3,622,800
Air Freight & Logistics	1.2		4,088,859
Airlines	0.1		212,092
Auto Components	0.2		893,636
Beverages	0.2		574,452
Biotechnology	1.6		5,543,581
Building Products	1.0		3,537,535
Capital Markets	1.9		6,524,205
Chemicals	5.0		17,298,536
Commercial Banks	1.6		5,465,293
Commercial Services & Supplies	2.2		7,512,865
Communications Equipment	0.4		1,505,044
Computers & Peripherals	1.9		6,576,427
Construction & Engineering	2.4		8,265,426
Consumer Finance	0.4		1,450,262
Containers & Packaging	1.2		4,141,818
Diversified Consumer Services	0.7		2,447,388
Diversified Financial Services	1.9		6,733,010
Diversified Telecommunication Services	0.2		825,347
Electric Utilities	0.8		2,835,619
Electrical Equipment	1.3		4,453,099
Electronic Equipment, Instruments & Components	1.8		6,282,448
Energy Equipment & Services	4.2		14,199,205
Food & Staples Retailing	2.3		7,825,748
Food Products	1.9		6,375,867
Gas Utilities	0.8		2,691,494
Health Care Equipment & Supplies	1.8		6,005,183
Health Care Providers & Services	1.1		3,768,439
Hotels, Restaurants & Leisure	3.9		13,235,332
Household Durables	1.5		5,213,420
Household Products	0.3		894,606
Industrial Conglomerates	1.3		4,454,332
Insurance	1.0		3,493,838
Internet & Catalog Retail	0.4		1,288,654
Internet Software & Services	1.5		5,210,364
IT Services	0.9		3,050,889
Life Sciences Tools & Services	0.7		2,291,347
Machinery	6.2		21,350,473
Marine	0.7		2,414,535
Media	2.0		6,704,974
Metals & Mining	4.0		13,783,650
Multiline Retail	1.7		5,673,222
Multi-Utilities	0.4		1,272,993
Office Electronics	0.8		2,876,732
Oil, Gas & Consumable Fuels	2.6		8,740,052
Paper	0.6		2,091,540
Personal Products	0.5		1,562,105
Pharmaceuticals	1.1		3,613,334
Professional Services	2.7		9,191,591
Real Estate Investment Trusts (REITs)	4.9		16,865,052
Real Estate Management & Development	0.5		1,699,897
Road & Rail	1.1		3,680,240
Software	1.3		4,459,925
Specialty Retail	2.9		9,925,741
Textiles, Apparel & Luxury Goods	2.5		8,512,125
Trading Companies & Distributors	1.0		3,492,635
Transportation Infrastructure	3.8		12,903,367
Water Utilities	0.0	*	86,890
Wireless Telecommunication Services	0.7		2,414,255
Other(1)	5.0		19,091,839

Total			$343,195,627

*	Rounds to less than 0.1%.

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Appreciation	Depreciation

Northern Trust	Aug. 1, 2011	12,607	8,786	$17	$—
		(USD)	(EUR)

Northern Trust	Aug. 1, 2011	43,587	26,678	204	—
		(USD)	(GBP)

Morgan Stanley	Aug. 1, 2011	52,581	4,089,748	543	—
		(USD)	(JPY)

Morgan Stanley	Aug. 2, 2011	926	1,326	—	(5)
		(EUR)	(USD)

Morgan Stanley	Aug. 2, 2011	55,663	90,940	—	(426)
		(GBP)	(USD)

Morgan Stanley	Aug. 2, 2011	910,799	143,868	—	(901)
		(SEK)	(USD)

Morgan Stanley	Aug. 2, 2011	18,765	13,107	68	—
		(USD)	(EUR)

State Street Bank & Trust Co.	Aug. 2, 2011	46,953	3,653,867	509	—
		(USD)	(JPY)

State Street Bank & Trust Co.	Aug. 3, 2011	171,524	189,173	764	—
		(AUD)	(USD)

BNP Paribas	Aug. 3, 2011	916	1,318	2	—
		(EUR)	(USD)

Morgan Stanley	Aug. 3, 2011	52,119	49,576	—	(233)
		(USD)	(CAD)

BNP Paribas	Aug. 3, 2011	6,321	4,394	7	—
		(USD)	(EUR)

BNP Paribas	Aug. 3, 2011	24,534	14,924	—	(36)
		(USD)	(GBP)

Morgan Stanley	Aug. 3, 2011	33,537	2,589,018	94	—
		(USD)	(JPY)

State Street Bank & Trust Co.	Aug. 4, 2011	5,765	5,505	—	(3)
		(USD)	(CAD)

Total				$2,208	$(1,604)

Notes to Portfolio of Investments

ADR —	American Depositary Receipt
AUD —	Australian Dollar
CAD —	Canadian Dollar
EUR —	European Monetary Unit
GBP —	British Pound Sterling
GDR —	Global Depositary Receipt
JPY —	Japanese Yen
SDR —	Swedish Depositary Receipt
SEK —	Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2011.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Credit Suisse Securities (USA) LLC (0.180%)

Security description	Value(a)

United States Treasury Note/Bond	$2,091,009

Total Market Value of Collateral Securities	$2,091,009

(g)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $284,142,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$68,298,000
Unrealized depreciation	(9,244,000)

Net unrealized appreciation	$59,054,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semi-Annual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Aerospace & Defense	$—	$3,622,800	$—	$3,622,800
Air Freight & Logistics	—	4,088,859	—	4,088,859
Airlines	—	212,092	—	212,092
Auto Components	—	893,636	—	893,636
Beverages	102,898	471,554	—	574,452
Biotechnology	4,558,710	984,871	—	5,543,581
Building Products	—	3,537,535	—	3,537,535
Capital Markets	403,210	6,120,995	—	6,524,205
Chemicals	1,160,912	16,137,624	—	17,298,536
Commercial Banks	—	5,465,293	—	5,465,293
Commercial Services & Supplies	2,653,846	4,859,019	—	7,512,865
Communications Equipment	—	1,505,044	—	1,505,044
Computers & Peripherals	—	6,576,427	—	6,576,427
Construction & Engineering	—	8,265,426	—	8,265,426
Consumer Finance	—	1,450,262	—	1,450,262
Containers & Packaging	2,624,113	1,495,020	—	4,119,133
Diversified Consumer Services	1,532,760	914,628	—	2,447,388
Diversified Financial Services	1,203,435	5,529,575	—	6,733,010
Diversified Telecommunication Services	—	825,347	—	825,347
Electric Utilities	—	2,835,619	—	2,835,619
Electrical Equipment	—	4,453,099	—	4,453,099
Electronic Equipment, Instruments & Components	—	6,282,448	—	6,282,448
Energy Equipment & Services	10,989,722	3,209,483	—	14,199,205
Food & Staples Retailing	—	7,825,748	—	7,825,748
Food Products	986,520	5,389,347	—	6,375,867
Gas Utilities	—	2,691,494	—	2,691,494
Health Care Equipment & Supplies	—	6,005,183	—	6,005,183
Health Care Providers & Services	—	3,768,439	—	3,768,439
Hotels, Restaurants & Leisure	5,623,821	7,611,511	—	13,235,332
Household Durables	2,557,102	2,656,318	—	5,213,420
Household Products	—	894,606	—	894,606
Industrial Conglomerates	—	4,454,332	—	4,454,332
Insurance	—	3,493,838	—	3,493,838
Internet & Catalog Retail	—	1,288,654	—	1,288,654
Internet Software & Services	—	5,210,364	—	5,210,364
IT Services	—	3,050,889	—	3,050,889
Life Sciences Tools & Services	—	2,291,347	—	2,291,347
Machinery	1,346,312	20,004,161	—	21,350,473
Marine	—	2,414,535	—	2,414,535
Media	—	6,704,974	—	6,704,974
Metals & Mining	3,424,772	10,358,878	—	13,783,650
Multiline Retail	—	5,673,222	—	5,673,222
Multi-Utilities	—	1,272,993	—	1,272,993
Office Electronics	—	2,876,732	—	2,876,732
Oil, Gas & Consumable Fuels	6,726,497	2,013,555	—	8,740,052
Pharmaceuticals	—	3,613,334	—	3,613,334
Professional Services	865,255	8,326,336	—	9,191,591
Real Estate Investment Trusts (REITs)	—	16,865,052	—	16,865,052
Real Estate Management & Development	—	1,699,897	—	1,699,897
Road & Rail	3,680,240	—	—	3,680,240
Software	—	4,459,925	—	4,459,925
Specialty Retail	—	9,925,741	—	9,925,741
Textiles, Apparel & Luxury Goods	170,085	8,342,040	—	8,512,125
Trading Companies & Distributors	3,166,078	326,557	—	3,492,635
Transportation Infrastructure	1,836,117	11,067,250	—	12,903,367
Water Utilities	—	86,890	—	86,890
Wireless Telecommunication Services	—	2,414,255	—	2,414,255
All Other Industries	1,562,105	—	—	1,562,105
Preferred Stocks	2,091,540	—	—	2,091,540
Rights
Containers & Packaging	—	22,685	—	22,685

Total Equity Securities	59,266,050	264,837,738	—	324,103,788

Other
Affiliated Money Market Fund(c)	17,041,833	—	—	17,041,833
Investments of Cash Collateral Received for Securities on Loan	—	2,050,006	—	2,050,006

Total Other	17,041,833	2,050,006	—	19,091,839

Investments in Securities	76,307,883	266,887,744	—	343,195,627
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	2,208	—	2,208
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,604)	—	(1,604)

Total	$76,307,883	$266,888,348	$—	$343,196,231

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.
(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)  The amount of securities transferred out of Level 1 into Level 2 during the period was $203,634,806. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.
(c)  Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.
(d)  Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of Oct. 31, 2010	$3,494
Accrued discounts/premiums	—
Realized gain (loss)	(1,567,164)
Change in unrealized appreciation (depreciation)*	1,597,568
Sales	—
Purchases	972,605
Transfers into Level 3	—
Transfers out of Level 3	(1,006,503)

Balance as of July 31, 2011	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource Partners International Small Cap Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (93.9%)(c)

Issuer	Shares		Value(a)
Australia (1.6%)
Cochlear Ltd.	6,750		$525,234
SAI Global Ltd.	90,000		445,922
Seek Ltd.	14,600		105,952
UGL Ltd.	36,076		531,299

Total			1,608,407

Belgium (0.8%)
Eurofins Scientific	7,500		676,579
EVS Broadcast Equipment SA	2,361		148,660

Total			825,239

Bermuda (0.2%)
Textainer Group Holdings Ltd.	8,265		214,477

Brazil (3.2%)
Localiza Rent a Car SA	62,600		1,009,124
Mills Estruturas e Servicos de Engenharia SA	46,400		632,189
MRV Engenharia e Participacoes SA	54,300		399,499
Multiplus SA	16,000		277,009
Natura Cosmeticos SA	18,900		427,881
PDG Realty SA Empreendimentos e Participacoes	70,200		369,366

Total			3,115,068

Canada (6.8%)
AG Growth International, Inc.	10,842		508,596
Alliance Grain Traders, Inc.	9,500		251,259
Baytex Energy Corp. Unit	8,354	(d)	466,293
Black Diamond Group Ltd.	8,000	(d)	267,099
Canacol Energy Ltd.	119,869	(b)	126,713
CCL Industries, Inc., Class B	20,177		684,217
Celtic Exploration Ltd.	2,600	(b)	65,636
Crew Energy, Inc.	7,700	(b)	122,497
DeeThree Exploration Ltd.	83,100	(b)	325,286
Eacom Timber Corp.	80,000	(b)	26,375
Horizon North Logistics, Inc.	32,200		163,115
Ivanhoe Mines Ltd.	29,255	(b)	766,681
Madalena Ventures, Inc.	140,000	(b)	112,826
Onex Corp.	8,800		329,914
Pan Orient Energy Corp.	21,500	(b)	98,786
ShawCor Ltd., Class A	30,950		971,793
Southern Arc Minerals, Inc.	127,500	(b)	212,178
Sterling Resources Ltd.	65,000	(b)	93,882
Tahoe Resources, Inc.	54,500	(b)	1,115,156

Total			6,708,302

Chile (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR	4,947		318,191

Issuer	Shares		Value(a)
China (3.4%)
51job, Inc., ADR	3,600	(b)	237,780
China Communications Services Corp., Ltd., Series H	404,900		204,243
China Yurun Food Group Ltd.	156,000		489,624
ENN Energy Holdings Ltd.	88,000		296,994
Jiangsu Expressway Co., Ltd., Series H	322,000		309,472
New Oriental Education & Technology Group, ADR	3,600	(b)	459,828
Noah Holdings Ltd., ADR	7,700	(b)	101,794
Want Want China Holdings Ltd.	318,000		282,990
Zhaojin Mining Industry Co., Ltd., Series H	469,500		934,579
Zuoan Fashion Ltd., ADR	14,100	(b)	55,131

Total			3,372,435

Czech Republic (0.4%)
Komercni Banka AS	1,746		390,100

Denmark (1.3%)
Novozymes A/S, Series B	5,567		907,874
SimCorp A/S	2,270		420,301

Total			1,328,175

Finland (0.5%)
Poyry OYJ	9,111		121,412
Stockmann OYJ Abp, Series B	15,413		405,289

Total			526,701

France (3.4%)
Hi-Media SA	24,600	(b)	128,465
Mersen	8,223		444,375
Neopost SA	9,467		756,501
Norbert Dentressangle SA	3,400		397,676
Pierre & Vacances	5,100		403,184
Rubis	6,996		408,237
Saft Groupe SA	13,100		425,973
Teleperformance	15,700		404,480

Total			3,368,891

Germany (3.5%)
CTS Eventim AG	11,066		404,196
Deutsche Beteiligungs AG	4,500		119,460
Duerr AG	5,776		258,092
ElringKlinger AG	7,500		224,156
Rational AG	2,002		542,183
Rheinmetall AG	9,800		820,264
Rhoen Klinikum AG	21,249		529,529
Wirecard AG	33,100		568,897

Total			3,466,777

Greece (0.2%)
Intralot SA-Integrated Lottery Systems & Services	94,200		171,902

Hong Kong (4.0%)
AMVIG Holdings Ltd.	133,000		81,731
Hong Kong Exchanges and Clearing Ltd.	10,000		206,294
Lifestyle International Holdings Ltd.	262,000		855,650
Melco Crown Entertainment Ltd., ADR	101,900	(b)	1,541,747
MGM China Holdings Ltd.	174,400	(b)	389,358
REXLot Holdings Ltd.	3,500,000		286,659
SA SA International Holdings Ltd.	545,800		432,352
Wasion Group Holdings Ltd.	266,800		126,683

Total			3,920,474

Issuer	Shares		Value(a)
India (2.4%)
Asian Paints Ltd.	4,652		329,154
Infrastructure Development Finance Co., Ltd.	51,700		147,136
Jain Irrigation Systems Ltd.	124,945		491,790
Manappuram Finance Ltd.	171,900	(b)	213,614
Mundra Port and Special Economic Zone Ltd.	109,100		353,853
REI Agro Ltd.	444,900		288,445
S Kumars Nationwide Ltd.	139,700	(b)	174,516
Shriram Transport Finance Co., Ltd.	10,400		150,330
United Breweries Ltd.	14,700		167,032

Total			2,315,870

Indonesia (0.1%)
Ace Hardware Indonesia Tbk PT	145,900		56,841

Ireland (0.7%)
Paddy Power PLC	5,700		278,225
United Drug PLC	134,800		452,453

Total			730,678

Israel (0.7%)
Israel Chemicals Ltd.	42,049		706,993

Italy (1.7%)
Ansaldo STS SpA	35,400		342,130
CIR - Compagnie Industriali Riunite SpA	182,600		427,623
Geox SpA	52,000		267,169
Terna Rete Elettrica Nazionale SpA	85,500		387,696
Tod’s SpA	2,100		281,009

Total			1,705,627

Japan (15.8%)
Advance Residence Investment Corp.	160		336,754
Aeon Delight Co., Ltd.	28,900		637,872
Aeon Mall Co., Ltd.	7,100		182,553
Ain Pharmaciez, Inc.	7,300		298,580
Asahi Diamond Industrial Co., Ltd.	21,300		503,718
Asics Corp.	57,000		864,297
Daiseki Co., Ltd.	18,500		364,741
Fukuoka REIT Co.	39		302,182
Glory Ltd.	14,200		332,104
Gree, Inc.	15,200		348,063
Hamamatsu Photonics KK	7,300		328,491
Hoshizaki Electric Co., Ltd.	22,700		515,259
Ibiden Co., Ltd.	11,900		360,134
Icom, Inc.	10,600		274,110
Japan Airport Terminal Co., Ltd.	24,300		311,996
Jupiter Telecommunications Co., Ltd.	376		437,936
Kakaku.com, Inc.	8,400		332,269
Kamigumi Co., Ltd.	51,400		511,682
Kansai Paint Co., Ltd.	118,600		1,095,244
Kintetsu World Express, Inc.	13,600		466,682
Kuraray Co., Ltd.	30,800		464,987
MISUMI Group, Inc.	4,000		111,644
Miura Co., Ltd.	8,600		247,679
Mori Hills REIT Investment Corp.	75		251,547
Nakanishi, Inc.	4,000		415,695
Nippon Sheet Glass Co., Ltd.	112,300		358,175
Orix JREIT, Inc.	100		551,015
Osaka Securities Exchange Co., Ltd.	80		399,758

Issuer	Shares		Value(a)
Pigeon Corp.	6,400		245,729
Seven Bank Ltd.	329		676,816
Shimadzu Corp.	35,000		324,734
Shinsei Bank Ltd.	371,649		471,848
Sintokogio Ltd.	26,108		271,269
Start Today Co., Ltd.	13,200		329,018
Torishima Pump Manufacturing Co., Ltd.	18,200		287,084
Tsumura & Co.	12,400		405,872
Ushio, Inc.	20,400		383,693
Wacom Co., Ltd.	367		414,864

Total			15,416,094

Luxembourg (0.9%)
GlobeOp Financial Services SA	50,914		368,556
L’Occitane International SA	192,200	(b)	528,628

Total			897,184

Malaysia (0.1%)
PureCircle Ltd.	56,600	(b)	104,055

Malta (0.2%)
Unibet Group PLC, SDR	8,800	(b)	195,577

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	8,441		503,252

Mongolia (0.4%)
Mongolian Mining Corp.	339,500	(b)	416,421

Netherlands (6.7%)
Aalberts Industries NV	35,845		698,338
Arcadis NV	16,923		398,921
Core Laboratories NV	3,289		357,449
Fugro NV-CVA	12,232		942,918
Gemalto NV	12,400		590,770
Imtech NV	28,525		920,118
Koninklijke Ten Cate NV	23,620		822,065
Koninklijke Vopak NV	17,217		859,280
Unit 4 NV	23,052		764,762
USG People NV	15,917		238,071

Total			6,592,692

Norway (0.3%)
Atea ASA	29,769		306,050

Philippine Islands (0.3%)
International Container Terminal Services, Inc.	22,800		29,509
Manila Water Co., Inc.	64,800		30,386
SM Prime Holdings, Inc.	946,000		259,018

Total			318,913

Portugal (0.4%)
REN - Redes Energeticas Nacionais SA	105,900		348,887

Russia (0.4%)
Mail.ru Group Ltd., GDR	11,100	(b)	394,712

Singapore (4.8%)
Ascendas Real Estate Investment Trust	320,600		542,947
CDL Hospitality Trusts	335,000		578,253

Issuer	Shares		Value(a)
Goodpack Ltd.	189,200		296,474
Hutchinson Port Holdings Trust Unit	479,000	(b)	364,040
Mapletree Commercial Trust	436,000	(b)	325,887
Mapletree Industrial Trust	539,000		547,318
Mapletree Logistics Trust	728,000		556,049
Olam International Ltd.	523,700		1,144,794
Singapore Exchange Ltd.	58,300		361,244

Total			4,717,006

South Africa (3.7%)
Adcock Ingram Holdings Ltd.	72,300		659,928
Coronation Fund Managers Ltd.	127,900		383,184
Mr Price Group Ltd.	71,799		791,074
Naspers Ltd., Series N	15,950		853,617
Northam Platinum Ltd.	84,100		466,252
RMI Holdings	258,300		479,650

Total			3,633,705

South Korea (1.4%)
MegaStudy Co., Ltd.	1,800		257,239
NHN Corp.	2,150	(b)	427,998
Woongjin Coway Co., Ltd.	16,790		648,250

Total			1,333,487

Spain (0.4%)
Red Electrica Corp. SA	6,738		366,968

Sweden (1.8%)
Hexagon AB, Series B	55,289		1,125,266
Orc Group AB	7,100	(d)	70,533
Sweco AB, Series B	56,613		562,405

Total			1,758,204

Switzerland (4.0%)
Aryzta AG	4,750		256,425
Bank Sarasin & Cie AG, Series B	10,477		443,281
Dufry Group	3,200	(b)	378,324
Geberit AG	2,893		682,679
Kuehne & Nagel International AG	5,074		709,360
Partners Group Holding AG	3,700		703,178
Sika AG	348		814,296

Total			3,987,543

Taiwan (5.2%)
China Steel Chemical Corp.	98,400		559,819
Everlight Electronics Co., Ltd.	86,300		185,809
Far EasTone Telecommunications Co., Ltd.	482,000		797,035
Formosa International Hotels Corp.	24,788		416,043
President Chain Store Corp.	119,600		765,177
Simplo Technology Co., Ltd.	112,750		971,745
Sinyi Realty Co.	30,720		58,674
St. Shine Optical Co., Ltd.	33,400		515,124
Taiwan Hon Chuan Enterprise Co., Ltd.	144,000		432,986
Tripod Technology Corp.	94,000		373,252

Total			5,075,664

Thailand (0.5%)
Home Product Center PCL	1,693,800		521,568

Issuer	Shares		Value(a)
United Kingdom (7.0%)
Abcam PLC	40,000		262,632
Archipelago Resources PLC	388,736	(b)	484,950
Chemring Group PLC	100,683		905,480
Cobham PLC	78,357		261,185
Domino’s Pizza UK & IRL PLC	34,100		280,437
Flybe Group PLC	50,100	(b)	145,559
Intertek Group PLC	33,200		1,042,329
Jardine Lloyd Thompson Group PLC	49,900		525,471
KESA Electricals PLC	121,500		259,651
Next PLC	9,300		361,498
Petropavlovsk PLC	28,800		376,142
Premier Oil PLC	35,386	(b)	234,827
Rotork PLC	9,893		256,623
Serco Group PLC	46,000		406,979
Shaftesbury PLC	12,500		104,644
Smith & Nephew PLC	23,716		249,480
Tullow Oil PLC	10,000		200,899
Workspace Group PLC	1,104,300		490,706

Total			6,849,492

United States (3.9%)
Alexion Pharmaceuticals, Inc.	11,962	(b)	679,442
Atwood Oceanics, Inc.	19,878	(b)	928,303
BioMarin Pharmaceutical, Inc.	16,663	(b)	520,385
Bristow Group, Inc.	6,239		302,467
Central European Distribution Corp.	2,959	(b)	28,643
FMC Technologies, Inc.	9,576	(b)	436,666
Gulf United Energy, Inc., PIPE	474,000	(b)	149,310
Oil States International, Inc.	3,638	(b)	293,587
World Fuel Services Corp.	13,360		502,737

Total			3,841,540

Total Common Stocks (Cost: $77,704,443)			$92,430,162

Preferred Stocks (0.7%)

Issuer	Shares		Value(a)
Brazil (0.6%)
Suzano Papel e Celulose SA	91,818	(c)	$609,219
United States (0.1%)
Grubb & Ellis Co. 12.000% Convertible	2,200		115,830

Total Preferred Stocks (Cost: $1,101,254)			$725,049

Rights (—%)

Issuer	Shares		Value(a)
Taiwan
Taiwan Hon Chuan Enterprise Co., Ltd.	9,472	(b,c)	$7,949

Total Rights (Cost: $—)			$7,949

Money Market Fund (9.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.162%	9,539,688	(e)	$9,539,688

Total Money Market Fund (Cost: $9,539,688)			$9,539,688

Investments of Cash Collateral Received for Securities on Loan (0.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Credit Suisse Securities (USA) LLC dated 07-29-11, matures 08-01-11, repurchase price $915,081	0.180%	$915,067	$915,067

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $915,067)			$915,067

Total Investments in Securities (Cost: $89,260,452)(g)			$103,617,915

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of Net
Industry	Assets		Value(a)

Aerospace & Defense	1.2%		$1,166,665
Air Freight & Logistics	1.2		1,160,832
Airlines	0.1		145,559
Auto Components	0.2		224,156
Beverages	0.2		195,675
Biotechnology	1.5		1,462,459
Building Products	1.1		1,040,854
Capital Markets	1.8		1,750,897
Chemicals	5.4		5,196,558
Commercial Banks	1.6		1,538,764
Commercial Services & Supplies	2.1		2,116,815
Communications Equipment	0.4		422,770
Computers & Peripherals	2.0		1,977,379
Construction & Engineering	2.5		2,412,743
Consumer Finance	0.4		363,944
Containers & Packaging	1.2		1,206,883
Diversified Consumer Services	0.7		717,067
Diversified Financial Services	1.8		1,812,902
Diversified Telecommunication Services	0.2		204,243
Electric Utilities	0.8		754,664
Electrical Equipment	1.3		1,254,041
Electronic Equipment, Instruments & Components	1.7		1,699,103
Energy Equipment & Services	4.3		4,233,183
Food & Staples Retailing	2.2		2,208,551
Food Products	1.7		1,672,798
Gas Utilities	0.7		705,231
Health Care Equipment & Supplies	1.7		1,705,533
Health Care Providers & Services	1.0		981,982
Hotels, Restaurants & Leisure	4.0		3,963,132
Household Durables	1.4		1,417,115
Household Products	0.2		245,729
Industrial Conglomerates	1.3		1,247,887
Insurance	1.0		1,005,121
Internet & Catalog Retail	0.3		329,018
Internet Software & Services	1.5		1,503,042
IT Services	0.9		874,947
Life Sciences Tools & Services	0.7		676,579
Machinery	6.2		6,038,001
Marine	0.7		709,360
Media	1.9		1,824,214
Metals & Mining	4.9		4,772,359
Multiline Retail	1.6		1,622,437
Multi-Utilities	0.4		348,887
Office Electronics	0.8		756,501
Oil, Gas & Consumable Fuels	2.5		2,499,692
Other Industry	0.1		115,830
Paper	0.6		609,219
Personal Products	0.4		427,881
Pharmaceuticals	1.1		1,065,800
Professional Services	2.6		2,595,946
Real Estate Investment Trusts (REITs)	4.8		4,587,302
Real Estate Management & Development	0.5		500,245
Road & Rail	1.0		1,009,124
Software	1.3		1,255,596
Specialty Retail	3.0		2,968,438
Textiles, Apparel & Luxury Goods	2.5		2,464,187
Trading Companies & Distributors	1.0		984,685
Transportation Infrastructure	3.6		3,585,214
Water Utilities	0.0	*	30,386
Wireless Telecommunication Services	0.8		797,035
Other(1)	10.6		10,454,755

Total			$103,617,915

*	Rounds to less than 0.1%.

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Appreciation	Depreciation

Northern Trust Company	August 1, 2011	6,304	4,393	$8	$—
		(USD)	(EUR)

Northern Trust Company	August 1, 2011	80,603	49,335	377	—
		(USD)	(GBP)

Morgan Stanley	August 1, 2011	19,372	1,506,750	200	—
		(USD)	(JPY)

Morgan Stanley	August 2, 2011	170	278	—	(1)
		(GBP)	(USD)

Morgan Stanley	August 2, 2011	198,269	31,318	—	(196)
		(SEK)	(USD)

BNP Paribas Securities Corp.	August 2, 2011	14,799	14,051	—	(92)
		(USD)	(CAD)

Morgan Stanley	August 2, 2011	514,591	359,426	1,869	—
		(USD)	(EUR)

Morgan Stanley	August 2, 2011	125,565	76,854	588	—
		(USD)	(GBP)

State Street	August 2, 2011	2,518,715	196,006,397	27,319	—
		(USD)	(JPY)

State Street	August 3, 2011	6,261	6,905	28	—
		(AUD)	(USD)

Morgan Stanley	August 3, 2011	59,895	56,972	—	(268)
		(USD)	(CAD)

Morgan Stanley	August 3, 2011	193,854	155,432	3,637	—
		(USD)	(CHF)

BNP Paribas Securities Corp.	August 3, 2011	12,235	7,443	—	(18)
		(USD)	(GBP)

Morgan Stanley	August 3, 2011	11,179	863,006	31	—
		(USD)	(JPY)

State Street	August 4, 2011	1,572	1,501	—	(1)
		(USD)	(CAD)

Morgan Stanley	August 4, 2011	99,854	670,987	518	—
		(USD)	(ZAR)

Total				$34,575	$(576)

Notes to Portfolio of Investments

ADR	—	American Depositary Receipt

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

EUR	—	European Monetary Unit

GBP	—	British Pound Sterling

GDR	—	Global Depositary Receipt

JPY	—	Japanese Yen

SEK	—	Swedish Krona

SDR	—	Swedish Depositary Receipt

ZAR	—	South African Rand

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2011.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Credit Suisse Securities (USA) LLC (0.180%)

Security Description	Value (a)

United States Treasury Note/Bond	$933,370

Total Market Value of Collateral Securities	$933,370

(g)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $89,260,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,243,000
Unrealized depreciation	(2,885,000)

Net unrealized appreciation	$14,358,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, A178 financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$—	$1,166,665	$—	$1,166,665
Air Freight & Logistics	—	1,160,832	—	1,160,832
Airlines	—	145,559	—	145,559
Auto Components	—	224,156	—	224,156
Beverages	28,643	167,032	—	195,675
Biotechnology	1,199,827	262,632	—	1,462,459
Building Products	—	1,040,854	—	1,040,854
Capital Markets	101,794	1,649,103	—	1,750,897
Chemicals	318,191	4,878,367	—	5,196,558
Commercial Banks	—	1,538,764	—	1,538,764
Commercial Services & Supplies	707,223	1,409,592	—	2,116,815
Communications Equipment	—	422,770	—	422,770
Computers & Peripherals	—	1,977,379	—	1,977,379
Construction & Engineering	—	2,412,743	—	2,412,743
Consumer Finance	—	363,944	—	363,944
Containers & Packaging	684,217	514,717	—	1,198,934
Diversified Consumer Services	459,828	257,239	—	717,067
Diversified Financial Services	329,914	1,482,988	—	1,812,902
Diversified Telecommunication Services	—	204,243	—	204,243
Electric Utilities	—	754,664	—	754,664
Electrical Equipment	—	1,254,041	—	1,254,041
Electronic Equipment, Instruments & Components	—	1,699,103	—	1,699,103
Energy Equipment & Services	3,290,264	942,919	—	4,233,183
Food & Staples Retailing	—	2,208,551	—	2,208,551
Food Products	251,258	1,421,540	—	1,672,798
Gas Utilities	—	705,231	—	705,231
Health Care Equipment & Supplies	—	1,705,533	—	1,705,533
Health Care Providers & Services	—	981,982	—	981,982
Hotels, Restaurants & Leisure	1,541,747	2,421,385	—	3,963,132
Household Durables	768,865	648,250	—	1,417,115
Household Products	—	245,729	—	245,729
Industrial Conglomerates	—	1,247,887	—	1,247,887
Insurance	—	1,005,121	—	1,005,121
Internet & Catalog Retail	—	329,018	—	329,018
Internet Software & Services	—	1,503,042	—	1,503,042
IT Services	—	874,947	—	874,947
Life Sciences Tools & Services	—	676,579	—	676,579
Machinery	508,597	5,529,404	—	6,038,001
Marine	—	709,360	—	709,360
Media	—	1,824,214	—	1,824,214
Metals & Mining	1,881,837	2,890,522	—	4,772,359
Multiline Retail	—	1,622,437	—	1,622,437
Multi-Utilities	—	348,887	—	348,887
Office Electronics	—	756,501	—	756,501
Oil, Gas & Consumable Fuels	1,914,655	585,037	—	2,499,692
Pharmaceuticals	—	1,065,800	—	1,065,800
Professional Services	237,780	2,358,166	—	2,595,946
Real Estate Investment Trusts (REITs)	—	4,587,302	—	4,587,302
Real Estate Management & Development	—	500,245	—	500,245
Software	—	1,255,596	—	1,255,596
Specialty Retail	—	2,968,438	—	2,968,438
Textiles, Apparel & Luxury Goods	55,131	2,409,056	—	2,464,187
Trading Companies & Distributors	873,042	111,643	—	984,685
Transportation Infrastructure	503,252	3,081,962	—	3,585,214
Water Utilities	—	30,386	—	30,386
Wireless Telecommunication Services	—	797,035	—	797,035
All Other Industries	1,437,005	—	—	1,437,005
Preferred Stocks
Other Industry	—	115,830	—	115,830
All Other Industries	609,219	—	—	609,219
Rights
Containers & Packaging	—	7,949	—	7,949

Total Equity Securities	17,702,289	75,460,871	—	93,163,160

Other
Affiliated Money Market Fund(c)	9,539,688	—	—	9,539,688
Investments of Cash Collateral Received for Securities on Loan	—	915,067	—	915,067

Total Other	9,539,688	915,067	—	10,454,755

Investments in Securities	27,241,977	76,375,938	—	103,617,915
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	34,575	—	34,575
Liabilities
Forward Foreign Currency Exchange Contracts	—	(576)	—	(576)

Total	$27,241,977	$76,409,937	$—	$103,651,914

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $58,129,232. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2010	$56,868
Accrued discounts/premiums	—
Realized gain (loss)	(591,585)
Change in unrealized appreciation (depreciation)*	546,856
Sales	—
Purchases	349,349
Transfers into Level 3	—
Transfers out of Level 3	(361,488)

Balance as of July 31, 2011	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2.	Control and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b)  There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource International Managers Series, Inc.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton President and Principal Executive Officer

Date	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton President and Principal Executive Officer

Date	September 21, 2011

By	/s/ Michael G. Clarke

Michael G. Clarke Treasurer and Principal Financial Officer

Date	September 21, 2011